Cover Page	Jul. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2022
Entity Registrant Name	Cruzani, Inc.
Entity Central Index Key	0001381871
Entity File Number	001-39933
Entity Tax Identification Number	26-4144571
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	99 Wall Street
Entity Address, Address Line Two	Suite 744
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	398-0002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	CZNI
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false